Contractual commitments and contingencies	6 Months Ended
Jun. 30, 2025
Contractual Commitments and Contingencies [Abstract]
Contractual commitments and contingencies	Contractual commitments and contingencies
AngloGold Ashanti’s material contingent liabilities at 30 June 2025 are detailed below:
Litigation claims
On 27 March 2023, Altius Royalty Corporation (“Altius”) initiated arbitration proceedings in Vancouver, B.C., Canada against AngloGold Ashanti
North America Inc. (“AGANA”) regarding the geographic scope of a 1.5 percent net smelter returns royalty. Altius asserted the royalty should be broadly interpreted to cover nearly all claims controlled by AGANA in the Beatty, Nevada mining district, including claims related to the Expanded
Silicon project as well as claims acquired in 2022 as part of the Corvus Gold Inc.and Coeur Sterling, Inc. acquisitions. On 7 January 2025, the arbitration panel delivered a partial award which made final rulings regarding the proper interpretation of the royalty agreement and scope of the royalty. The partial award directed the parties to confer in an attempt to reach mutual agreement regarding how its rulings in the partial award would apply to the lands controlled by AGANA. When agreement was not reached, the parties subsequently made further submissions to the arbitration panel advancing their respective understandings of the application of the partial award. The parties are currently awaiting further instruction or a final award from the arbitration panel. In view of the uncertainty that remains regarding the area that will be determined subject to the royalty and the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation that may arise in relation to this arbitration.
Tax matters - Brazil - AngloGold Ashanti Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the companies’ tax returns for periods from 2005 to 2016 on VAT, social security contributions, property taxes and federal contributions on royalties. The collective contingent liability on the various matters is $53m. There is uncertainty whether the amounts are due under the applicable laws, but the Group believes that the chance of an adverse outcome is possible.